UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2012

Item 1. Schedule of Investments

UBS Money Market Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—32.22%
Federal Farm Credit Bank
0.125%, due 01/22/13[1]	325,000	324,944
Federal Home Loan Bank
0.140%, due 12/26/12[1]	250,000	249,978
0.135%, due 01/07/13[1]	300,000	299,961
0.130%, due 01/09/13[1]	200,000	199,973
0.150%, due 02/01/13[1]	325,000	324,919
0.170%, due 05/21/13[1]	100,000	99,920
Federal Home Loan Mortgage Corp. *
0.155%, due 01/03/13[1]	300,000	299,960
Federal National Mortgage Association *
0.150%, due 03/04/13[1]	150,000	149,943
US Treasury Notes
1.375%, due 01/15/13	250,000	250,357
1.750%, due 04/15/13	500,000	502,887
0.375%, due 06/30/13	100,000	100,112
3.125%, due 08/31/13	100,000	102,163
0.125%, due 09/30/13	100,000	99,937
0.750%, due 12/15/13	100,000	100,554
Total US government and agency obligations (cost—$3,105,608)		3,105,608
Commercial paper[1] —52.38%
Asset backed-auto & truck—2.59%
FCAR Owner Trust II
0.220%, due 12/03/12	250,000	250,000
Asset backed-banking US—2.59%
Atlantis One Funding
0.220%, due 01/10/13	250,000	249,942
Asset backed-miscellaneous — 23.34%
Cancara Asset Securitisation LLC
0.240%, due 01/16/13	250,000	249,927
Chariot Funding LLC
0.210%, due 12/13/12	250,000	249,985
Fairway Finance Co.
0.195%, due 01/16/13	250,000	249,940
Gotham Funding Corp.
0.210%, due 12/19/12	250,000	249,977
Jupiter Securitization Co. LLC
0.220%, due 12/04/12	250,000	249,998
Liberty Street Funding LLC
0.210%, due 12/12/12	250,000	249,987
Market Street Funding LLC
0.200%, due 01/09/13	250,000	249,949
Regency Markets No. 1 LLC
0.210%, due 12/17/12	250,000	249,980
Victory Receivables Corp.
0.210%, due 12/04/12	250,000	249,998
		2,249,741

UBS Money Market Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1] — (concluded)
Banking-non-US — 12.97%
Banque et Caisse d'Epargne de l'Etat
0.300%, due 01/25/13	100,000	99,956
Caisse Centrale Desjardins du Quebec
0.210%, due 01/28/13	250,000	249,918
DBS Bank Ltd.
0.230%, due 01/10/13	250,000	249,939
National Australia Funding Delaware, Inc.
0.200%, due 01/07/13	250,000	249,951
Sumitomo Mitsui Banking Corp.
0.200%, due 01/04/13	250,000	249,956
UOB Funding LLC
0.210%, due 02/22/13	150,000	149,929
		1,249,649
Banking-US — 6.22%
Deutsche Bank Financial LLC
0.210%, due 01/11/13	100,000	99,977
JPMorgan Chase & Co.
0.200%, due 02/05/13	150,000	149,947
Natixis US Finance Co. LLC
0.280%, due 01/02/13	100,000	99,977
Nordea North America Inc.
0.220%, due 01/10/13	100,000	99,977
State Street Corp.
0.220%, due 01/04/13	150,000	149,970
		599,848
Finance-captive automotive—1.04%
Toyota Motor Credit Corp.
0.280%, due 03/21/13	100,000	99,916
Finance-noncaptive diversified—1.04%
General Electric Capital Corp.
0.240%, due 04/01/13	100,000	99,921
Insurance-life—2.59%
MetLife Short Term Funding LLC
0.200%, due 12/03/12	250,000	250,000
Total commercial paper (cost—$5,049,017)		5,049,017
Repurchase agreements—18.51%
Repurchase agreement dated 11/30/12 with Barclays
Capital Inc., 0.220% due 12/03/12, collateralized
by $959,800 US Treasury Note, 2.125% due
12/31/15; (value—$1,020,019); proceeds:
$1,000,018	1,000,000	1,000,000

UBS Money Market Fund
Schedule of investments – November 30, 2012 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements— (concluded)
Repurchase agreement dated 11/30/12 with State
Street Bank & Trust Co., 0.010% due 12/03/12,
collateralized by $798,744 Federal National
Mortgage Association obligations, 2.110% to
2.120% due 11/07/22; (value—$799,824);
proceeds: $784,001	784,000	784,000
Total repurchase agreements (cost—$1,784,000)		1,784,000
Total investments
(cost — $9,938,625 which approximates cost for federal income tax purposes) — 103.11%		9,938,625
Liabilities in excess of other assets — (3.11)%		(299,958)
Net assets (applicable to 7,634,463 and 2,002,037 shares of common stock outstanding of Class A and Class C,
respectively, each equivalent to $1.00 per share) — 100.00%		9,638,667

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of November 30, 2012 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency
obligations	–	3,105,608	–	3,105,608
Commercial paper	–	5,049,017	–	5,049,017
Repurchase agreements	–	1,784,000	–	1,784,000
Total	–	9,938,625	–	9,938,625

At November 30, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	86.5
Singapore	4.0
Japan	3.5
Australia	2.5
Canada	2.5
Luxembourg	1.0
Total	100.0

Weighted average maturity — 49 days

Portfolio footnotes
*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amotized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of the Fund’s Schedule of Investments.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated August 31, 2012.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Mark E. Carver
Mark E. Carver President

Date:	January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 29, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 29, 2013